Derivative Instruments - Additional Information (Detail) NOK in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK	Dec. 31, 2015 USD ($)	Dec. 31, 2015 NOK
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional amount of outstanding obligations	$ 446.7		$ 410.0
Carrying amount of derivative liabilities	0.8		3.6
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional amount of outstanding obligations | NOK		NOK 290.1		NOK 289.8
Carrying amount of derivative liabilities	$ 1.3		$ 2.1